Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income
Net income (1)	[1]	$ 65,225	$ 58,957	$ 82,165
Other comprehensive income, net of tax		0	0	0
Comprehensive income		$ 65,225	$ 58,957	$ 82,165

[1]	included in net income are interests paid amounting to $31.0, $49.0 and $45.9 million as of December 31, 2020, 2019 and 2018, respectively.